Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 4 – PREMISES AND EQUIPMENT

Premises and equipment consist of the following at December 31:

(Dollars in thousands)	2011	2010
Land and improvements	$1,489	$1,418
Buildings and improvements	9,422	9,606
Furniture and equipment	6,272	6,255
Leasehold improvements	260	172

	17,443	17,451
Accumulated depreciation	8,930	9,573

Premises and equipment, net	$8,513	$7,878

The Bank leases certain office locations. Total rental expense under these leases approximated $187 thousand, $142 thousand, and $160 thousand in 2011, 2010 and 2009, respectively. Depreciation expense amounted to $530 thousand, $527 thousand and $630 thousand for the years ended December 31, 2011, 2010, and 2009, respectively.

Future minimum lease payments at December 31, 2011 were as follows:

(Dollars in thousands)
2012	$291
2013	267
2014	267
2015	268
2016	153
2017	13

Total	$1,259